Income taxes - Income Taxes in Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current tax expense	$ 2,818	$ 2,382	$ 1,860
Deferred tax (recovery) expense	305	(4)	(3,231)
Total tax (benefit) expense	$ 3,123	$ 2,378	$ (1,371)